Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of deferred income taxes
	As of December 31,
	2021	2020
In respect of:
Net operating loss carry forward	$14,391	$14,693
Research and development expenses	1,280	823
Valuation of financial instruments	(6)	(10)
Less – valuation allowance	(15,665)	(15,506)
Net deferred tax assets	$-	$-

Schedule of valuation allowance
Balance at January 1, 2019	$10,923
Additions	2,485
Balance at December 31, 2019	$13,408
Additions	2,098
Balance at December 31, 2020	$15,506
Additions	159
Balance at December 31, 2021	$15,665